UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

Legg Mason Partners Variable Portfolios III, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FORM N-Q

JULY 31, 2006

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7%
$292,930	AAA	ABN Amro Mortgage Corp., Series 2003-5, Class A11, PAC, 4.750% due 4/25/33 (a)	$284,361
		Banc of America Mortgage Securities Inc.:
101,353	AAA	Series 2003-F, Class 1A1, 5.049% due 7/25/33 (b)	101,621
83,215	AAA	Series 2004-A, Class 1A1, 3.467% due 2/25/34 (b)	83,406
500,000	AAA	Series 2004-E, Class 2A3, 4.113% due 6/25/34 (a)(b)	491,606
141,760	Aaa(c)	Series 2005-A, Class 2A1, 4.458% due 2/25/35 (b)	138,075
84,230	AAA	Bear Stearns Alternate-A Trust, Series 2004-11, Class 1A2, 5.238% due 11/25/34 (b)	84,468
		Bear Stearns ARM Trust:
208,103	AAA	Series 2004-12, Class 1A1, 4.212% due 2/25/35 (a)(b)	204,571
171,198	AAA	Series 2005-6, Class 1A1, 5.122% due 8/25/35 (b)	170,094
290,817	AAA	Bear Stearns Asset-Backed Securities Inc., Series 2003-AC5, Class A3, 5.418% due 10/25/33 (a)(b)	290,946
		Countrywide Alternative Loan Trust:
382,022	AAA	Series 2005-24, Class 4A1, 5.497% due 7/20/35 (a)(b)	383,018
434,766	AAA	Series 2005-72, Class A1, 5.655% due 1/25/36 (a)(b)	435,474
439,775	AAA	Series 2006-OA7, Class 3A1, 3.544% due 6/25/46 (a)(b)	440,016
398,476	AAA	Series 2006-OA11, Class A4, 5.540% due 7/25/36 (a)(b)	398,478
		Countrywide Home Loan Mortgage Pass-Through Trust:
104,085	AAA	Series 2001-HYB1, Class 1A1, 5.835% due 6/19/31 (b)	104,257
112,294	AAA	Series 2002-26, Class A4, 5.318% due 12/25/17 (b)	112,644
30,905	Aaa(c)	Series 2004-19, Class A1, 5.500% due 10/25/34	30,804
371,812	AAA	Deutsche Mortgage Securities Inc., Series 2004-4, Class 7AR2, 5.268% due 6/25/34 (a)(b)	372,331
		Federal Home Loan Mortgage Corp. (FHLMC):
169,185	AAA	Series 2852, Class TE, PAC, 5.000% due 1/15/13	168,691
244,950	AAA	Series 2866, Class WA, PAC, 5.000% due 8/15/16 (a)	243,945
		Federal National Mortgage Association (FNMA):
		Grantor Trust:
325,210	AAA	Series 2001-T1, Class A2, 5.146% due 10/25/25 (a)(b)	327,187
140,986	AAA	Series 2002-T19, Class A4, 5.125% due 3/25/42 (b)	142,786
		REMIC Trust:
219,142	AAA	Series 1997-20, Class F, 4.158% due 3/25/27 (a)(b)	218,558
259,261	AAA	Series 2003-117, Class KF, PAC, 5.218% due 8/25/33 (a)(b)	260,772
45,635	AAA	Series 2003-124, Class F, 5.118% due 1/25/34 (b)	45,749
446,996	AAA	Series 2002-W7, Class A6, 5.423% due 10/25/27 (a)(b)	455,504
138,853	AAA	Series 2005-86, Class FC, 5.685% due 10/25/35 (b)	137,991
		Whole Loan:
81,136	AAA	Series 2003-W6, Class F, 5.670% due 9/25/42 (b)	81,587
101,157	AAA	Series 2003-W14, Class 2A, 5.016% due 1/25/43 (b)	102,848
309,535	AAA	First Horizon Alternative Mortgage Securities, Series 2005-AA12, Class 1A1, 5.976% due 2/25/36 (a)(b)	312,235
76,421	Aaa(c)	GGP Mall Properties Trust, Series 2001-C1A, Class A3, 5.449% due 2/15/14 (b)(d)	76,472
129,724	AAA	GMAC Commercial Mortgage Asset Corp., Series 2003-SNFA, Class A, 5.550% due 1/17/18 (b)(d)	129,855
		IMPAC CMB Trust:
96,847	AA+	Series 2003-8, Class 1A2, 5.318% due 10/25/33 (b)	96,950
430,892	AAA	Series 2005-7, Class A1, 5.645% due 11/25/35 (a)(b)	431,384
77,021	AAA	IMPAC Secured Assets Corp., Series 2004-3, Class 1A4, 5.218% due 11/25/34 (b)	77,378
381,733	AAA	Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.442% due 10/25/35 (a)(b)	375,893
191,524	AAA	Lehman Structured Securities Corp., Series 2005-1, Class A1, 5.310% due 9/26/45 (a)(b)(d)	191,944

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
$312,154	AAA	MASTR Alternative Loans Trust, Series 2003-7, Class 7A1, PAC, 5.218% due 11/25/33 (a)(b)	$313,577
263,107	AAA	MASTR ARM Trust, Series 2003-6, Class 5A1, 3.886% due 12/25/33 (a)(b)	262,984
228,211	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.495% due 2/25/35 (a)(b)	222,833
		Residential Asset Securitization Trust:
101,281	AAA	Series 2003-A11, Class A2, PAC, 5.268% due 11/25/33 (b)	101,545
298,607	AAA	Series 2004-A2, Class 1A3, PAC, 5.218% due 5/25/34 (a)(b)	299,719
303,958	AAA	Series 2004-A4, Class A2, PAC, 5.168% due 8/25/34 (a)(b)	304,129
102,796	AAA	Residential Funding Mortgage Securities I Trust, Series 2003-S10, Class A2, 5.218% due 6/25/33 (b)	102,844
		Sequoia Mortgage Trust:
26,407	AAA	Series 9, Class 2A, 6.218% due 9/20/32 (b)	26,525
358,027	AAA	Series 2003-2, Class A1, 5.106% due 6/20/33 (a)(b)	358,498
		Structured ARM Loan Trust:
37,937	AAA	Series 2004-1, Class 2A, 5.128% due 2/25/34 (b)	37,985
41,373	AAA	Series 2004-7, Class A1, 5.088% due 6/25/34 (b)	41,395
53,331	Aaa(c)	Series 2004-17, Class A1, 4.786% due 11/25/34 (b)	52,935
116,480	AAA	Series 2005-3XS, Class A2, 5.068% due 1/25/35 (b)	116,652
299,008	AAA	Series 2005-17, Class 4A2, 5.150% due 8/25/35 (a)(b)	295,377
282,924	AAA	Series 2005-18, Class 9A1, 5.250% due 9/25/35 (a)(b)	279,799
		Structured Asset Mortgage Investments Inc.:
		Series 2002-AR1:
42,905	AAA	Class 1A, 6.253% due 3/25/32 (b)	43,021
63,573	AAA	Class 2A, 5.299% due 3/25/32 (b)	63,478
160,494	AAA	Series 2003-AR2, Class A1, 5.146% due 12/19/33 (b)	160,383
147,720	AAA	Series 2005-AR3, Class 2A1, 6.512% due 8/25/35 (b)	150,564
		Series 2005-AR7:
284,750	AAA	Class 1A1, 6.274% due 12/27/35 (a)(b)	289,310
284,750	AAA	Class 1A2, 5.461% due 12/27/35 (a)(b)	285,722
500,000	NR	Series 2006-AR6, Class 1A3, 1.000% due 7/25/36 (a)	500,000
		Structured Asset Securities Corp.:
77,213	AA(e)	Series 1998-3, Class M1, 5.818% due 3/25/28 (b)	77,304
94,017	AA	Series 1998-8, Class M1, 5.758% due 8/25/28 (b)	94,123
123,872	AAA	Series 2002-8A, Class 7A1, 6.140% due 5/25/32 (b)	124,604
172,836	AAA	Series 2002-16A, Class 1A1, 6.846% due 8/25/32 (a)(b)	173,250
22,685	AAA	Series 2002-18A, Class 4A, 6.117% due 9/25/32 (b)	22,814
33,980	AAA	Series 2003-8, Class 2A9, 5.318% due 4/25/33 (b)	34,129
132,746	AAA	Series 2004-NP1, Class A, 5.218% due 9/25/33 (b)(d)	132,932
244,916	AAA	Series 2005-5N, Class 3A3A, 5.008% due 11/25/35 (a)(b)	245,315
193,676	AAA	Series 2005-RF3, Class 2A, 5.188% due 6/25/35 (a)(b)(d)	196,581
		Thornburg Mortgage Securities Trust:
78,457	AAA	Series 2004-1, Class I2A, 5.268% due 3/25/44 (b)	78,516
155,162	AAA	Series 2004-3, Class A, 5.188% due 9/25/34 (b)	155,825
350,962	AAA	Series 2005-3, Class A4, 5.088% due 10/25/35 (a)(b)	350,599
372,970	AAA	Wachovia Mortgage Loan Trust, LLC, Series 2005-A, Class 1A1, 4.838% due 8/20/35 (a)(b)	367,786
		Washington Mutual Inc.:
226,971	AAA	Series 2003-S6, Class 2A8, 5.218% due 7/25/18 (a)(b)	227,814
85,132	AAA	Series 2004-AR2, Class A, 5.543% due 4/25/44 (b)	85,881
435,049	AAA	Series 2005-AR19, Class A1A1, 5.844% due 12/25/45 (a)(b)	436,561
396,220	AAA	Series 2006-AR6, Class 2A1, 5.997% due 8/25/36 (a)(b)	396,245
176,019	AAA	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1, 6.386% due 11/25/30 (a)(b)	175,329
		Wells Fargo Mortgage Backed Securities Trust:
104,811	Aaa(c)	Series 2003-5, Class A4, PAC, 5.218% due 5/25/33 (b)	105,457

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
$37,593	AAA	Series 2004-N, Class A2, 3.599% due 8/25/34 (b)	$37,551
16,963	AAA	Series 2004-S, Class A2, 3.540% due 9/25/34 (b)	16,910
208,003	AAA	Series 2004-Y, Class 1A1, 4.582% due 11/25/34 (a)(b)	203,301

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $16,114,904)	16,052,001

ASSET-BACKED SECURITIES - 33.4%
Automobiles - 2.5%
450,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2005-BM, Class A4, 5.414% due 5/6/12 (a)(b)	450,442
250,000	AAA	Capital One Auto Finance Trust, Series 2004-B, Class A4, 5.310% due 8/15/11 (a)(b)	250,215
293,466	AAA	Franklin Auto Trust, Series 2004-1, Class A2, 3.570% due 3/16/09 (a)	291,704

		Total Automobiles	992,361

Credit Card - 0.9%
375,000	AAA	Capital One Master Trust, Series 2001-1, Class A, 5.399% due 12/15/10 (a)(b)	376,691

Diversified Financial Services - 1.5%
		Business Loan Express:
95,692	Aaa(c)	Series 2001-1A, Class A, 5.426% due 7/20/27 (b)(d)	96,462
314,936	AAA	Series 2002-AA, Class A, 5.311% due 6/25/28 (a)(b)(d)	317,788
77,471	AAA	Series 2003-2A, Class A, 5.618% due 1/25/32 (b)(d)	78,789
123,957	AAA	Series 2003-AA, Class A, 6.149% due 5/15/29 (b)(d)	126,735

		Total Diversified Financial Services	619,774

Home Equity - 26.8%
331,639	AAA	Aegis Asset-Backed Securities Trust, Series 2004-5, Class 1A2, 5.158% due 3/25/31 (a)(b)	332,081
147,276	AAA	Ameriquest Mortgage Securities Inc., Series 2004-R8, Class A5, 5.208% due 9/25/34 (b)	147,685
98,865	AAA	Argent Securities Inc., Series 2004-W10, Class A2, 5.208% due 10/25/34 (b)	99,115
138,353	AAA	Asset-Backed Securities Corp., Home Equity Loan Trust, Series 2001-HE3, Class A1, 5.739% due 11/15/31 (b)	138,447
		Bayview Financial Acquisition Trust:
307,756	AAA	Series 2003-E, Class A, 5.591% due 10/28/34 (a)(b)	308,052
430,000	AAA	Series 2003-G, Class A1, 5.591% due 1/28/39 (a)(b)	431,612
147,071	AAA	Bear Stearns Asset-Backed Securities I Trust, Series 2004-B01, Class 2A2, 5.218% due 9/25/34 (b)	147,449
		Bear Stearns Asset-Backed Securities Inc.:
209,368	AAA	Series 2003-1, Class A1, 5.318% due 11/25/42 (a)(b)	210,099
258,934	AAA	Series 2003-SD1, Class A, 5.268% due 12/25/33 (a)(b)	260,479
65,298	AAA	Series 2003-SD3, Class A, 5.298% due 12/25/42 (b)	65,483
422,035	AAA	Carrington Mortgage Loan Trust, Series 2005-NC2, Class A2, 4.431% due 5/25/35 (a)(b)	422,476
151,064	AAA	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 5.128% due 1/25/33 (b)	151,317
99,496	AAA(e)	Cendant Mortgage Corp., Series 2003-A, Class A3, 5.368% due 7/25/43 (b)(d)	99,886
600,000	AAA	Centex Home Equity, Series 2005-D, Class AV2, 5.088% due 10/25/35 (a)(b)	600,663
		Countrywide Asset-Backed Certificates:
215,182	AAA	Series 2004-6, Class 2A4, 5.268% due 11/25/34 (a)(b)	215,920
394,685	AAA	Series 2006-SD2, Class 1A1, 5.700% due 11/25/36 (a)(b)(d)	394,687
247,185	AAA	Countrywide Home Equity Loan Trust, Series 2004-J, Class 2A, 5.191% due 12/15/33 (a)(b)	247,811
562,875	AAA	Fieldstone Mortgage Investment Corp., Series 2005-1, Class 2A2, 5.543% due 3/25/35 (a)(b)	563,566

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity - 26.8% (continued)
$309,011	AAA	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FFH4, Class 1A1, 5.118% due 1/25/35 (a)(b)	$310,023
33,651	AAA	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 5.278% due 8/25/32 (b)	33,698
400,000	AAA	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, 5.325% due 11/25/36 (a)(b)	400,242
365,008	AAA	GSAMP Trust, Series 2006-SEA1, Class A, 5.623% due 5/25/36 (a)(b)(d)	365,008
247,399	AAA	Morgan Stanley ABS Capital I, Series 2005-HE1, Class A3B, 5.038% due 12/25/34 (a)(b)	247,810
390,000	AA	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 5.438% due 8/25/34 (a)(b)	393,149
418,322	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class A2, 5.238% due 2/25/33 (a)(b)	419,390
		RAAC Series:
368,808	AAA	Series 2006-RP2, Class A, 5.326% due 2/25/37 (a)(b)(d)	368,806
386,889	AAA	Series 2006-RP3, Class A, 5.564% due 5/25/36 (a)(b)(d)	386,889
		Renaissance Home Equity Loan Trust:
214,674	AAA	Series 2003-2, Class A, 5.258% due 8/25/33 (a)(b)	215,457
276,841	AAA	Series 2003-3, Class A, 5.258% due 12/25/33 (a)(b)	279,261
202,799	AAA	Residential Asset Securities Corp., Series 2002-KS4, Class AIIB, 5.209% due 7/25/32 (a)(b)	202,980
		SACO I Trust:
173,164	Aaa(c)	Series 2005-2, Class A, 5.018% due 4/25/35 (b)(d)	173,247
285,820	AAA	Series 2005-8, Class A1, 5.098% due 9/25/33 (a)(b)	286,062
320,960	AAA	Series 2005-10, Class 1A, 5.078% due 11/25/33 (a)(b)	321,437
138,223	AAA	Series 2005-WM3, Class A1, 5.078% due 9/25/33 (b)	138,339
352,622	AAA	Series 2006-5, Class 1A, 5.150% due 4/25/36 (a)(b)	352,874
31,288	AAA	Saxon Asset Securities Trust, Series 2002-1, Class AV1, 5.068% due 3/25/32 (b)	31,327
17,494	AAA	Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class A2, 5.068% due 2/25/34 (b)	17,504
40,477	AAA	Soundview Home Equity Loan Trust, Series 2003-1, Class A, 5.268% due 8/25/31 (b)	40,666
4,046	Aaa(c)	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 5.158% due 1/25/34 (b)	4,053
		Structured Asset Investment Loan Trust:
55,481	AAA	Series 2003-BC1, Class A2, 5.158% due 1/25/33 (b)	55,574
27,035	AAA	Series 2003-BC10, Class 3A5, 5.298% due 10/25/33 (b)	27,062
400,000	AAA	Series 2005-2, Class A3, 5.068% due 3/25/35 (a)(b)	400,496
404,021	AAA	Truman Capital Mortgage Loan Trust, Series 2005-1, Class A, 5.511% due 3/25/35 (a)(b)(d)	404,021
122,657	AAA	Wachovia Asset Securitization Inc., Series 2003-HE1, Class A1, 5.613% due 3/25/33 (b)	122,892

		Total Home Equity	10,835,095

Other - 0.5%
195,066	AAA	Lehman XS Trust, Series 2005-2, Class 2A1A, 4.968% due 7/25/35 (a)(b)	195,337

Student Loan - 1.2%
400,000	AAA	Carrington Mortgage Loan Trust, Series 2005-NC5, Class A2, 5.138% due 4/25/12 (a)(b)	401,347
87,215	AAA	Morgan Stanley ABS Capital I, Series 2004-NC5, Class A2, 5.259% due 5/25/34 (b)	87,330

		Total Student Loan	488,677

		TOTAL ASSET-BACKED SECURITIES (Cost - $13,494,598)	13,507,935

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 7.4%
FHLMC - 0.6%
$220,229	Federal Home Loan Mortgage Corp. (FHLMC), 5.407% due 1/1/27 (b)	$223,010

FNMA - 6.8%
	Federal National Mortgage Association (FNMA):
527,573	5.281% due 9/1/35 (b)	522,285
2,000,000	5.000% due 8/14/36 (f)(g)	1,893,124
330,935	4.874% due 5/1/42 (b)	331,964

	TOTAL FNMA	2,747,373

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,990,827)	2,970,383

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.6%
U.S. Government Agencies - 16.6%
	Federal Home Loan Mortgage Corp. (FHLMC):
	One Year CMT ARM:
165,957	5.964% due 2/1/23 (b)	168,287
363,554	5.795% due 4/1/26 (b)	368,563
129,591	6.781% due 7/1/29 (b)	131,428
92,605	5.784% due 8/1/30 (b)	94,627
107,191	3.318% due 10/1/33 (b)	106,924
413,566	One Year LIBOR, 4.064% due 5/1/33 (b)	405,979
	Federal National Mortgage Association (FNMA):
239,020	12.000% due 4/1/16	274,187
	One Year CMT ARM:
217,914	5.580% due 8/1/15 (b)	218,242
230,233	5.338% due 4/1/20 (b)	229,541
272,598	5.396% due 11/1/25 (b)	276,329
356,977	5.928% due 1/1/26 (b)	367,505
400,845	5.785% due 7/1/26 (b)	408,250
215,646	5.628% due 5/1/28 (b)	217,348
104,162	5.982% due 5/1/28 (b)	107,166
228,104	6.070% due 9/1/30 (b)	234,427
109,267	5.445% due 9/1/32 (b)	110,487
70,648	5.821% due 1/1/33 (b)	72,322
97,898	4.285% due 2/1/33 (b)	97,510
97,153	4.051% due 5/1/33 (b)	95,331
243,424	4.193% due 7/1/33 (b)	234,566
268,902	3.633% due 9/1/33 (b)	259,364
	One Year LIBOR:
35,968	5.908% due 1/1/33 (b)	36,268
215,589	4.060% due 7/1/33 (b)	211,354
114,424	4.106% due 10/1/33 (b)	111,760
285,785	4.449% due 2/1/34 (b)	277,465
281,008	4.731% due 10/1/34 (b)	276,176
	Six Month LIBOR:
134,945	4.271% due 4/1/33 (b)	130,967
98,489	6.345% due 4/1/33 (b)	100,077
86,562	4.566% due 5/1/33 (b)	85,097
35,422	4.430% due 6/1/33 (b)	34,715
231,459	4.501% due 10/1/34 (b)	224,221
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
111,041	4.375% due 5/20/26 (b)	111,066
78,267	4.375% due 5/20/32 (b)	78,493
335,940	5.000% due 1/20/35 (b)	336,671

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 16.6% (continued)
$241,816	4.000% due 2/20/35 (b)	$235,586

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $6,833,001)	6,728,299

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $39,433,330)	39,258,618

SHORT-TERM INVESTMENTS - 8.8%
U.S. Government Agency - 0.5%
180,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.053% due 9/25/06 (Cost - $178,636) (h)	178,636

Repurchase Agreement - 8.3%
3,357,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 7/31/06, 5.250% due 8/1/06; Proceeds at maturity - $3,357,490; (Fully collateralized by U.S. Treasury Note, 4.500% due 11/15/15; Market value - $3,427,761) (Cost - $3,357,000) (a)	3,357,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,535,636)	3,535,636

	TOTAL INVESTMENTS - 105.9% (Cost - $42,968,966#)	42,794,254
	Liabilities in Excess of Other Assets - (5.9)%	(2,370,570)

	TOTAL NET ASSETS - 100.0%	$40,423,684

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.

(a)	All or a portion of this security is segregated for open futures contracts, TBA’s and/or mortgage dollar rolls.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(c)	Rating by Moody’s Investors Service.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Rating by Fitch Ratings Service.

(f)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(g)	All or a portion of this security was acquired under mortgage dollar roll agreement (See Notes 1 and 2).

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See definitions of ratings following Schedules of Investments

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CMT	— Constant Maturity Treasury
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Cost
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 95.4%
Aerospace & Defense - 1.7%
$810,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$787,725
1,225,000	B	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	1,270,937
		DRS Technologies Inc., Senior Subordinated Notes:
395,000	B+	6.625% due 2/1/16	382,163
970,000	B	7.625% due 2/1/18	972,425
		L-3 Communications Corp., Senior Subordinated Notes:
1,015,000	BB+	7.625% due 6/15/12	1,032,762
45,000	BB+	5.875% due 1/15/15	42,413

		Total Aerospace & Defense	4,488,425

Airlines - 0.9%
420,000	B+	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 4/1/08	420,787
118,016	B+	Continental Airlines Inc., Pass-Through Certificates, Series 2000-2, Class C, 8.312% due 4/2/11	114,031
		United Airlines Inc., Pass-Through Certificates:
437,290	B	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	446,309
888,598	B	Series 2000-2, Class B, 7.811% due 10/1/09 (a)	933,406
		Series 2001-1:
160,000	B+	Class B, 6.932% due 9/1/11 (a)	168,100
365,000	CCC-	Class C, 6.831% due 9/1/08 (a)	360,666

		Total Airlines	2,443,299

Auto Components - 1.1%
260,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	263,900
815,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	780,362
		TRW Automotive Inc.:
340,000	BB-	Senior Notes, 9.375% due 2/15/13	362,950
97,000	BB-	Senior Subordinated Notes, 11.000% due 2/15/13	106,458
1,430,000	B-	Visteon Corp., Senior Notes, 8.250% due 8/1/10	1,322,750

		Total Auto Components	2,836,420

Automobiles - 2.4%
5,830,000	B+	Ford Motor Co., Notes, 7.450% due 7/16/31	4,314,200
		General Motors Corp., Senior Debentures:
750,000	B-	8.250% due 7/15/23	622,500
1,970,000	B-	8.375% due 7/15/33	1,625,250

		Total Automobiles	6,561,950

Beverages - 0.1%
330,000	B	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	334,950

Biotechnology - 0.2%
620,000	B	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (b)	602,950

Building Products - 2.1%
		Associated Materials Inc.:
2,220,000	CCC	Senior Discount Notes, step bond to yield 11.704% due 3/1/14	1,276,500
220,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	216,700
645,000	B	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	685,312
1,690,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,588,600
895,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.982% due 3/1/14	630,975

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Building Products - 2.1% (continued)
$ 1,275,000	B-	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	$1,122,000

		Total Building Products	5,520,087

Capital Markets - 0.8%
1,235,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	1,332,256
		E*TRADE Financial Corp., Senior Notes:
315,000	B+	7.375% due 9/15/13	317,363
585,000	B+	7.875% due 12/1/15	606,937

		Total Capital Markets	2,256,556

Chemicals - 2.1%
345,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	361,388
1,150,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	1,242,000
675,000	B+	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	634,500
655,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	716,406
760,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	817,000
1,420,000	B-	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (b)	1,306,400
725,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	677,875

		Total Chemicals	5,755,569

Commercial Services & Supplies - 1.7%
850,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	837,250
575,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	650,486
500,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, 9.500% due 2/15/13	520,000
450,000	B-	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	527,098
560,000	BB-	Quebecor World Capital Corp., Senior Notes, 8.750% due 3/15/16 (b)	516,600
1,560,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (b)	1,630,200

		Total Commercial Services & Supplies	4,681,634

Communications Equipment - 1.3%
3,275,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,808,312
750,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	600,000

		Total Communications Equipment	3,408,312

Consumer Finance - 4.1%
		Ford Motor Credit Co.:
		Notes:
775,000	B+	7.875% due 6/15/10	729,743
610,000	B+	7.000% due 10/1/13	536,501
542,000	B+	Senior Notes, 10.486% due 6/15/11 (b)(c)	550,179
		General Motors Acceptance Corp.:
6,920,000	BB	Bonds, 8.000% due 11/1/31	6,804,575
2,480,000	BB	Notes, 6.875% due 8/28/12	2,396,265

		Total Consumer Finance	11,017,263

Containers & Packaging - 2.8%
1,300,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	1,270,750
		Graphic Packaging International Corp.:
1,020,000	B-	Senior Notes, 8.500% due 8/15/11	1,030,200
380,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	381,900
1,000,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	1,040,000
1,072,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	1,110,860
725,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	721,375
230,000	NR	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09	216,200

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Containers & Packaging - 2.8% (continued)
$600,000	C	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	$183,000
345,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	356,285
		Smurfit-Stone Container Enterprises Inc., Senior Notes:
516,000	CCC+	9.750% due 2/1/11	530,190
675,000	CCC+	8.375% due 7/1/12	645,469

		Total Containers & Packaging	7,486,229

Diversified Consumer Services - 1.5%
660,000	CCC+	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (b)	664,950
		Hertz Corp.:
400,000	B	Senior Notes, 8.875% due 1/1/14 (b)	419,000
2,385,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (b)	2,605,612
460,000	BB	Service Corp. International, Debentures, 7.875% due 2/1/13	466,900

		Total Diversified Consumer Services	4,156,462

Diversified Financial Services - 2.9%
650,000	BBB+	Alamosa Delaware Inc., Senior Notes, 11.000% due 7/31/10	713,375
725,000	B-	Basell AF SCA, Senior Subordinated Notes, 8.375% due 8/15/15 (b)	707,781
160,000	BB	Case Credit Corp., Notes, 6.750% due 10/21/07	160,800
650,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	625,625
		Citisteel USA Inc., Senior Secured Notes:
345,000	CCC+	12.490% due 9/1/10 (c)	359,662
265,000	NR	15.000% due 10/1/10 (b)(d)	276,262
812,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	862,750
1,405,000	NR	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125% due 6/15/12	1,542,339
167,000	B	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	171,593
610,000	B-	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (b)	610,000
270,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	251,100
90,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	94,613
550,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	594,687
850,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	826,625

		Total Diversified Financial Services	7,797,212

Diversified Telecommunication Services - 4.9%
		Cincinnati Bell Inc.:
875,000	B-	Senior Notes, 7.000% due 2/15/15	833,437
230,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	226,550
65,000	BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	55,575
850,000	BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	875,500
695,000	NR	GT Group Telecom Inc., Senior Discount Notes, step bond to yield 15.232% due 2/1/10 (a) (e)(f)	0
895,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	948,700
375,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	391,875
		Intelsat Bermuda Ltd., Senior Notes:
950,000	B+	9.250% due 6/15/16 (b)	976,125
1,920,000	B	11.250% due 6/15/16 (b)	1,948,800
380,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	318,725
630,000	B	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (b)	652,050
305,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	259,250

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Telecommunication Services - 4.9% (continued)
		NTL Cable PLC, Senior Notes:
$200,000	B-	8.750% due 4/15/14	$204,000
495,000	B-	9.125% due 8/15/16	503,662
406,000	B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	414,628
		Qwest Communications International Inc., Senior Notes:
180,000	B	7.500% due 2/15/14	177,300
935,000	B	Series B, 7.500% due 2/15/14	920,975
1,890,000	BB	Qwest Corp., Notes, 8.875% due 3/15/12	2,045,925
1,310,000	B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (b)	1,418,075

		Total Diversified Telecommunication Services	13,171,152

Electric Utilities - 0.7%
375,660	B+	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	395,147
1,165,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,336,838

		Total Electric Utilities	1,731,985

Electrical Equipment - 0.3%
690,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	701,213

Energy Equipment & Services - 2.2%
1,995,000	B+	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	2,379,712
286,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	274,560
1,000,000	B	Hanover Compressor Co., Senior Notes, 8.625% due 12/15/10	1,037,500
155,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	157,325
1,780,000	B+	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	1,948,069

		Total Energy Equipment & Services	5,797,166

Food & Staples Retailing - 0.5%
1,125,000	BB+	Delhaize America Inc., Debentures, 9.000% due 4/15/31	1,267,921

Food Products - 0.2%
140,000	BB+	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-2, 8.620% due 1/2/25	142,888
335,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	313,225
44,000	B	Dole Food Co. Inc., Senior Notes, 8.875% due 3/15/11	41,360

		Total Food Products	497,473

Health Care Providers & Services - 5.3%
1,150,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,216,125
725,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	686,937
		DaVita Inc.:
650,000	B	Senior Notes, 6.625% due 3/15/13	622,375
1,005,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	966,056
270,000	B+	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	283,163
2,925,000	BB+	HCA Inc., Notes, 6.375% due 1/15/15	2,354,625
1,875,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,809,375
700,000	BB+	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	679,000
583,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	629,640
		Tenet Healthcare Corp., Senior Notes:
650,000	B	7.375% due 2/1/13	567,125
3,080,000	B	9.875% due 7/1/14	2,956,800
325,000	B	6.875% due 11/15/31	246,188
1,425,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	1,368,000

		Total Health Care Providers & Services	14,385,409

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure - 6.0%
$1,300,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	$1,225,250
		Caesars Entertainment Inc., Senior Subordinated Notes:
450,000	BB+	8.875% due 9/15/08	471,938
1,400,000	BB+	8.125% due 5/15/11	1,477,000
725,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	721,375
585,000	CCC+	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	590,850
1,425,000	B-	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	1,341,281
1,300,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	1,326,000
		Hilton Hotels Corp.:
250,000	BB	Notes, 7.625% due 12/1/12	262,030
510,000	BB	Senior Notes, 7.950% due 4/15/07	517,650
1,345,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,413,931
1,375,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	1,320,000
565,000	B	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	597,488
1,150,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,069,500
260,000	B+	Mandalay Resort Group, Senior Subordinated, Debentures, 7.625% due 7/15/13	257,400
1,275,000	BB	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	1,239,937
750,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	716,250
105,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	110,775
100,000	BB	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	98,000
1,225,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	1,133,125
275,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	279,125

		Total Hotels, Restaurants & Leisure	16,168,905

Household Durables - 2.5%
105,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	105,525
		Beazer Homes USA Inc., Senior Notes:
100,000	BB	6.875% due 7/15/15	89,500
580,000	BB	8.125% due 6/15/16 (b)	553,900
320,000	BBB-	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	332,940
900,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	987,750
		K Hovnanian Enterprises Inc., Senior Notes:
1,300,000	BB	7.500% due 5/15/16	1,196,000
775,000	BB	8.625% due 1/15/17	759,500
480,000	BB-	KB HOME, Senior Subordinated Notes, 9.500% due 2/15/11	496,800
395,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	404,875
475,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.651% due 9/1/12	384,750
1,200,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	1,206,000
325,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	310,375

		Total Household Durables	6,827,915

Household Products - 0.7%
		Nutro Products Inc.:
150,000	CCC	Senior Notes, 9.230% due 10/15/13 (b)(c)	154,500
400,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (b)	419,000
		Spectrum Brands Inc., Senior Subordinated Notes:
735,000	CCC	8.500% due 10/1/13	589,837
190,000	CCC	7.375% due 2/1/15	143,925

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Household Products - 0.7% (continued)
$555,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (b)	$534,188

		Total Household Products	1,841,450

Independent Power Producers & Energy Traders - 4.2%
305,000	B+	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	300,654
		AES Corp.:
		Senior Notes:
1,470,000	B	9.500% due 6/1/09	1,558,200
1,095,000	B	7.750% due 3/1/14	1,111,425
240,000	BB-	Senior Secured Notes, 9.000% due 5/15/15 (b)	259,200
		Dynegy Holdings Inc., Senior Debentures:
1,300,000	B-	7.125% due 5/15/18	1,144,000
1,250,000	B-	7.625% due 10/15/26	1,100,000
		Edison Mission Energy, Senior Notes:
325,000	B+	7.730% due 6/15/09	331,500
160,000	B+	7.500% due 6/15/13 (b)	158,800
880,000	B1(g)	7.750% due 6/15/16 (b)	873,400
325,000	B-	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	313,625
1,100,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,062,875
		NRG Energy Inc., Senior Notes:
525,000	B-	7.250% due 2/1/14	515,156
2,665,000	B-	7.375% due 2/1/16	2,611,700

		Total Independent Power Producers & Energy Traders	11,340,535

Industrial Conglomerates - 0.5%
445,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (e)(f)	432,762
575,000	B	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	583,625
325,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	343,688

		Total Industrial Conglomerates	1,360,075

Insurance - 0.6%
1,475,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	1,511,875

Internet & Catalog Retail - 0.6%
445,000	B	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	404,950
1,264,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,222,920

		Total Internet & Catalog Retail	1,627,870

IT Services - 0.7%
		Sungard Data Systems Inc.:
750,000	B-	Senior Notes, 9.125% due 8/15/13	769,688
1,120,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	1,141,000

		Total IT Services	1,910,688

Leisure Equipment & Products - 0.2%
595,000	B-	Warner Music Group, Senior Subordinated Notes, 7.375% due 4/15/14	577,150

Machinery - 0.9%
175,000	BB	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	185,281
190,000	B+	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	181,213
374,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (b)	403,920
780,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	846,300
650,000	B+	Terex Corp., Senior Subordinated Notes, 9.250% due 7/15/11	692,250

		Total Machinery	2,308,964

Media - 12.2%
985,000	B-	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13 (b)	1,014,550
		AMC Entertainment Inc.:

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 12.2% (continued)
$155,000	B-	Senior Note, Series B, 8.625% due 8/15/12	$159,069
1,585,000	CCC+	Senior Subordinated Notes, 11.000% due 2/1/16	1,719,725
1,589,557	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	1,557,766
891,000	CCC-	CCH I Holdings LLC, Senior Notes, 13.500% due 1/15/14	641,520
25,000	CCC-	CCH I Holdings LLC/CCH I Holding Capital Corp., Senior Notes, 11.750% due 5/15/14	17,000
1,540,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,389,850
1,340,000	CCC-	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	1,360,100
		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Notes:
430,000	CCC-	8.625% due 4/1/09	361,200
220,000	CCC-	10.750% due 10/1/09	190,300
460,000	CCC-	Charter Communications Holdings LLC/Charter Communications Holdings II Capital Corp., Senior Notes, 9.625% due 11/15/09	388,700
400,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (b)	402,500
215,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (b)	201,025
		CSC Holdings Inc.:
		Senior Debentures:
55,000	B+	7.875% due 2/15/18	55,413
1,400,000	B+	7.625% due 7/15/18	1,396,500
		Senior Notes:
740,000	B+	7.250% due 4/15/12 (b)	718,725
		Series B:
300,000	B+	8.125% due 7/15/09	308,625
260,000	B+	7.625% due 4/1/11	262,925
504,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	565,740
1,001,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,083,582
		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
527,000	BB-	8.375% due 3/15/13	554,668
1,330,000	BB-	6.375% due 6/15/15	1,238,562
		EchoStar DBS Corp., Senior Notes:
2,050,000	BB-	6.625% due 10/1/14	1,983,375
265,000	BB-	7.125% due 2/1/16 (b)	261,688
1,100,000	CCC+	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 10.515% due 10/15/13	915,750
1,065,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	1,132,894
885,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (b)	942,525
580,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	541,575
1,125,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	1,203,750
725,000	CCC+	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	657,937
870,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	833,025
590,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	582,625
		R.H. Donnelley Corp.:
		Senior Discount Notes:
300,000	B	Series A-1, 6.875% due 1/15/13	273,750
550,000	B	Series A-2, 6.875% due 1/15/13	501,875
1,525,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16	1,526,906
175,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	193,156
400,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	441,500
550,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	566,500

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 12.2% (continued)
		Rainbow National Services LLC:
$530,000	B+	Senior Notes, 8.750% due 9/1/12 (b)	$563,125
620,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (b)	695,950
		Rogers Cable Inc.:
90,000	BB+	Senior Secured Notes, 6.250% due 6/15/13	85,950
1,040,000	BB+	Senior Secured Second Priority Notes, 6.750% due 3/15/15	1,007,500
1,460,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	1,481,900
		XM Satellite Radio Inc., Senior Notes:
290,000	CCC	9.600% due 5/1/13 (b)(c)	268,975
725,000	CCC	9.750% due 5/1/14 (b)	672,437

		Total Media	32,922,713

Metals & Mining - 1.4%
1,125,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	1,234,687
620,000	BBB-	International Steel Group Inc., Senior Notes, 6.500% due 4/15/14	589,000
1,205,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (b)	1,331,525
675,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (b)	702,000

		Total Metals & Mining	3,857,212

Multi-Utilities - 0.1%
180,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	191,597

Multiline Retail - 1.2%
692,000	BBB-	J.C. Penney Co. Inc., Notes, 9.000% due 8/1/12	799,561
1,510,000	B-	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15	1,598,712
667,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	718,693

		Total Multiline Retail	3,116,966

Office Electronics - 0.9%
1,375,000	B+	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	1,395,625
1,030,000	BB+	Xerox Corp., Senior Notes, 6.400% due 3/15/16	992,662

		Total Office Electronics	2,388,287

Oil, Gas & Consumable Fuels - 9.0%
700,000	B-	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Notes, 10.000% due 6/1/12	747,250
1,230,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,257,675
		Chesapeake Energy Corp., Senior Notes:
2,325,000	BB	6.375% due 6/15/15	2,197,125
235,000	BB	6.500% due 8/15/17	219,725
550,000	BB	6.250% due 1/15/18	508,062
842,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	893,572
255,000	BB-	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	250,538
		El Paso Corp., Medium-Term Notes:
1,735,000	B	7.800% due 8/1/31	1,726,325
1,305,000	B	7.750% due 1/15/32	1,305,000
1,300,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,274,000
675,000	B	Inergy L.P./Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	639,562
680,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (b)	688,500
495,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (b)	480,150
400,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	404,000
660,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (b)	678,150
955,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	1,003,944
		Pogo Producing Co., Senior Subordinated Notes:
10,000	B+	7.875% due 5/1/13 (b)	10,225
1,220,000	B+	6.875% due 10/1/17	1,160,525

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 9.0% (continued)
$195,000	B+	Series B, 8.250% due 4/15/11	$201,094
135,000	B1(g)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)	136,350
55,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14 (b)	53,625
1,450,000	B-	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,486,250
1,185,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,256,100
455,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	481,413
460,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	453,100
		Williams Cos. Inc.:
		Notes:
1,275,000	BB-	7.875% due 9/1/21	1,300,500
2,650,000	BB-	8.750% due 3/15/32	2,875,250
600,000	BB-	Senior Notes, 7.625% due 7/15/19	609,000

		Total Oil, Gas & Consumable Fuels	24,297,010

Paper & Forest Products - 2.1%
1,400,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	1,400,000
535,000	B+	Domtar Inc., Notes, 5.375% due 12/1/13	442,713
1,000,000	B	Georgia-Pacific Corp., Debentures, 7.700% due 6/15/15	962,500
1,455,000	CCC+	NewPage Corp., Senior Subordinated Notes, 12.000% due 5/1/13	1,524,112
600,000	B+	Norske Skog Canada Ltd., Senior Notes, 7.375% due 3/1/14	537,000
270,000	BB+	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (b)	264,600
		Verso Paper Holdings LLC:
330,000	B+	Senior Secured Notes, 9.125% due 8/1/14 (b)	331,650
260,000	B-	Senior Subordinated Notes, 11.375% due 8/1/16 (b)	260,000

		Total Paper & Forest Products	5,722,575

Personal Products - 0.5%
1,180,000	B+	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	1,228,675

Pharmaceuticals - 0.4%
1,185,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,122,788

Real Estate Investment Trusts (REITs) - 1.6%
40,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	40,400
		Host Marriott LP, Senior Notes:
625,000	BB	7.125% due 11/1/13	628,906
700,000	BB	6.750% due 6/1/16 (b)	673,750
1,020,000	BB	Series I, 9.500% due 1/15/07	1,039,125
1,125,000	BB	Series O, 6.375% due 3/15/15	1,070,156
770,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	702,625
225,000	BB+	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	216,563

		Total Real Estate Investment Trusts (REITs)	4,371,525

Road & Rail - 0.7%
180,000	BB-	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes, 7.625% due 5/15/14 (b)	177,300
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
170,000	B-	10.250% due 6/15/07	174,888
1,040,000	B-	9.375% due 5/1/12	1,110,200
50,000	B-	12.500% due 6/15/12	55,250
433,000	CCC+	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	442,742

		Total Road & Rail	1,960,380

Semiconductors & Semiconductor Equipment - 0.3%
1,225,000	B-	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	817,688

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Software - 0.6%
$640,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	$608,000
945,000	B-	UGS Capital Corp. II, Senior Subordinated Notes, 10.380% due 6/1/11 (b)(c)(d)	940,275

		Total Software	1,548,275

Specialty Retail - 1.5%
540,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due 6/15/12	546,750
		AutoNation Inc., Senior Notes:
240,000	BB+	7.507% due 4/15/13 (b)(c)	243,600
300,000	BB+	7.000% due 4/15/14 (b)	298,500
635,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 10.000% due 9/1/12	600,075
205,000	CCC+	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (b)	234,725
725,000	BBB-	Gap Inc., Notes, 9.550% due 12/15/08	781,758
668,000	B-	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	724,780
735,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	700,088

		Total Specialty Retail	4,130,276

Textiles, Apparel & Luxury Goods - 1.0%
1,430,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	1,472,900
600,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	606,000
670,000	B	Russell Corp., Senior Notes, 9.250% due 5/1/10	703,500

		Total Textiles, Apparel & Luxury Goods	2,782,400

Thrifts & Mortgage Finance - 0.4%
1,075,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,136,813

Trading Companies & Distributors - 0.8%
275,000	B+	H&E Equipment Services Inc., Senior Notes, 5.375% due 7/15/16 (b)	279,125
1,145,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	1,187,937
780,000	B-	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (b)	781,950

		Total Trading Companies & Distributors	2,249,012

Wireless Telecommunication Services - 4.0%
675,000	CCC	Centennial Communications Corp., Senior Notes, 11.258% due 1/1/13 (c)	698,625
3,550,000	A	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	4,408,273
1,775,000	BBB+	Nextel Communications Inc., Senior Notes, Series E, 6.875% due 10/31/13	1,796,557
130,000	BB	Rogers Wireless Communications Inc., Secured Notes, 7.250% due 12/15/12	132,275
320,000	B+	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	331,200
990,000	CCC	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	1,029,600
		Sprint Capital Corp.:
1,350,000	BBB+	Notes, 8.750% due 3/15/32	1,649,047
775,000	BBB+	Senior Notes, 6.875% due 11/15/28	786,422

		Total Wireless Telecommunication Services	10,831,999

		TOTAL CORPORATE BONDS & NOTES (Cost - $256,103,056)	257,051,255

CONVERTIBLE BOND & NOTE - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
335,000	CC	Amkor Technology Inc., Senior Subordinated Bond, 2.500% due 5/15/11 (Cost - $291,726)	269,675

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
$1,402,534	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (a)(e)(f) (Cost - $1,559,727)	$0

SOVEREIGN BOND - 0.1%
Brazil - 0.1%
340,000	BB	Federative Republic of Brazil, Collective Action Securities, Notes, 8.000% due 1/15/18 (Cost - $353,750)	368,645

FACE AMOUNT
LOAN PARTICIPATION - 1.1%
United States - 1.1%
3,000,000		UPC Broadband Holding B.V. Term Loan, 7.640% due 3/15/13 (Toronto Dominion) (Cost - $3,000,000)	2,997,214

SHARES
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
2,453,154		Home Interiors of Gifts Inc. (e)(f)*	24,532

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
23,465		Aurora Foods Inc. (e)(f)*	0

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
1,619		Outsourcing Solutions Inc. (f)*	6,882

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
4,335		Motorola Inc.	98,665

Semiconductors & Semiconductor Equipment - 0.0%
478		Freescale Semiconductor Inc., Class B Shares *	13,632

		TOTAL INFORMATION TECHNOLOGY	112,297

MATERIALS - 0.1%
Chemicals - 0.1%
17,316		Applied Extrusion Technologies Inc., Class A Shares *	112,554

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
870		McLeodUSA Inc., Class A Shares (f)*	0

Wireless Telecommunication Services - 0.0%
1		Crown Castle International Corp. *	35

		TOTAL TELECOMMUNICATION SERVICES	35

		TOTAL COMMON STOCKS (Cost - $2,524,502)	256,300

PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
1,616		Chesapeake Energy Corp., 6.250% (Cost - $406,004)	452,512

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
7,000	Crown Castle International Corp., 6.250% (Cost - $206,250)	$392,875

WARRANTS
WARRANTS(e)(f) - 0.0%
430	Cybernet Internet Services International Inc., Expires 7/1/09(b)*	0
695	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(b)*	0
375	IWO Holdings Inc., Expires 1/15/11(b)*	0
165	Jazztel PLC, Expires 5/1/09(b)*	0
435	Merrill Corp., Class B Shares, Expires 5/1/09(b)*	0
80	Pliant Corp., Expires 6/1/10(b)*	1
700	RSL Communications Ltd., Class A Shares, Expires 11/15/06*	0

	TOTAL WARRANTS (Cost - $184,325)	1

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $264,629,340)	261,788,477

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.2%
Repurchase Agreement - 1.2%
$3,187,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 7/31/06, 5.250% due 8/1/06; Proceeds at maturity - $3,187,465; (Fully collateralized by U.S. Treasury obligation, 5.125% due 6/30/11; Market value - $3,251,946) (Cost - $3,187,000) (h)	3,187,000

	TOTAL - INVESTMENTS - 98.3% (Cost - $267,816,340#)	264,975,477
	Other Assets in Excess of Liabilities - 1.7%	4,563,674

	TOTAL NET ASSETS - 100.0%	$269,539,151

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.

(a)	Security is currently in default.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(g)	Rating by Moody’s Investors Service.

(h)	All or a portion of this security is segregated for extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See definitions of ratings following Schedules of Investments

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Adjustable Rate Income Portfolio and Legg Mason Partners Variable High Income Portfolio (formerly known as SB Adjustable Rate Income Portfolio and Smith Barney High Income Portfolio) (the “Funds”) are separate diversified investment funds of Legg Mason Partners Variable Portfolios III, Inc. (formerly known as Travelers Series Fund Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. Shares of the Funds may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Loan Participations. The Legg Mason Partners Variable High Income Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Notes to Schedules of Investments (unaudited) (continued)

(e) Mortgage Dollar Rolls. The Legg Mason Partners Variable Adjustable Rate Income Portfolio enters into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(f) Securities Traded on a To-Be-Announced Basis. The Legg Mason Partners Variable Adjustable Rate Income Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Credit and Market Risk. The Legg Mason Partners Variable High Income Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Legg Mason Partners Variable Adjustable Rate Income Portfolio	$35,665	$(210,377)	$(174,712)
Legg Mason Partners Variable High Income Portfolio	8,499,879	(11,340,742)	(2,840,863)

Notes to Schedules of Investments (unaudited) (continued)

At July 31, 2006, Legg Mason Partners Variable Adjustable Rate Income Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury Notes 2 Year Futures	74	9/06	$15,053,230	$15,056,688	$3,458
Contracts to Sell:
Eurodollar Fututes	13	9/06	$3,078,522	$3,071,900	$6,622
U.S. Treasury Notes 5 Year Futures	21	9/06	2,184,723	2,188,594	(3,871)
U.S. Treasury Notes 10 Year Futures	48	9/06	5,062,135	5,089,500	(27,365)

					(24,614)

Net Unrealized Loss on Open Futures Contracts					$(21,156)

At July 31, 2006, Legg Mason Partners Variable High Income Portfolio held loan participations with a total cost of $3,000,000 and a total market value of $2,997,214.

At July 31, 2006, Legg Mason Partners Variable Adjustable Rate Income Portfolio had outstanding mortgage dollar rolls with a total cost of $1,906,426. During the period ended July 31, 2006, Legg Mason Partners Variable Adjustable Rate Income Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $5,633,356. For the period ended July 31, 2006, Legg Mason Partners Variable Adjustable Rate Income Portfolio recorded interest income of $2,120 related to such mortgage rolls.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios III, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 28, 2006